As filed with the Securities and Exchange Commission on December 1, 1995.

                                                       Registration No. 33-99010

________________________________________________________________________________

                    U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  [X] Pre-Effective Amendment No. 1      [ ] Post-Effective Amendment No. ___
                       (Check appropriate box or boxes)
________________________________________________________________________________

Exact Name of Registrant as Specified             Area Code and
             in Charter                         Telephone Number:

PRINCIPAL PRESERVATION PORTFOLIOS, INC.          (414) 334-5521

Address of Principal Executive Offices (Number, Street, City, State, Zip Code):

                             215 NORTH MAIN STREET
                           WEST BEND, WISCONSIN 53095

Name and Address of Agent for Services:         With a copy to:

  ROBERT J. TUSZYNSKI                           CONRAD G. GOODKIND
  VICE PRESIDENT                                QUARLES & BRADY
  PRINCIPAL PRESERVATION PORTFOLIOS, INC.       411 EAST WISCONSIN AVENUE
  215 NORTH MAIN STREET                         MILWAUKEE, WISCONSIN 53202
  WEST BEND, WISCONSIN 53095

        Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

        The Registrant requests acceleration of effectiveness of this filing so that it will become effective on December 4, 1995, or as soon thereafter as practical.
________________________________________________________________________________
________________________________________________________________________________

        The Registrant has previously filed a declaration registering an indefinite number of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is payable herewith. The Registrant filed the notice required by Rule
24f-2 for its most recent fiscal year ended December 31, 1994, on February 15, 1995.
________________________________________________________________________________
________________________________________________________________________________





                              Page 1 of ___ pages.
  The Exhibit Index is located at page ___ of the sequential numbering system.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                             CROSS REFERENCE SHEET


        (Pursuant to Rule 481(a) showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-14.)

                                                                    Caption or Subheading in Prospectus
Item No. on Form N-14                                               or Statement of Additional Information
---------------------                                               --------------------------------------
PART A - INFORMATION REQUIRED IN THE PROSPECTUS

 1.     Beginning of Registration Statement and Outside             Cover Page
        Front Cover Page of Prospectus

 2.     Beginning and Outside Back Cover Page of                    Table of Contents
        Prospectus

 3.     Fee Table, Synopsis Information and Risk                    Pro Forma Expense Information; Summary;
        Factors                                                     Risk Factors

 4.     Information About the Transaction                           The Proposed Reorganization; Appendix A

 5.     Information About the Registrant                            Summary; The Proposed Reorganization

 6.     Information About the Company Being Acquired                Information About Cash Reserve; Miscellaneous

 7.     Voting Information                                          Introduction and Voting Information

 8.     Interests of Certain Persons and Experts                    Introduction and Voting Information; Miscellaneous

 9.     Additional Information Required for Reoffering              Not Applicable
        by Persons Deemed to be Underwriters

PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

10.     Cover Page                                                  Cover Page

11.     Table of Contents                                           Table of Contents

12.     Additional Information About the Registrant                 General Information and Background

13.     Additional Information About the Company                    Incorporated by Reference
        Being Acquired

14.     Financial Statements                                        Financial Statements

PART A - INFORMATION REQUIRED IN THE PROSPECTUS

         In response to Part A of Form N-14 (Item 1 through Item 9), the Registrant hereby incorporates by reference the Notice of Special Meeting of Shareholders of Prospect Hill Prime Money Market Fund, the Proxy Statement/Prospectus, and the Form of Proxy included in its Registration Statement on Form N-14 (Registration No. 33-99010), as originally filed with the Securities and Exchange Commission on November 3, 1995.


PART B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

         In partial response to Part B of Form N-14 (Item 10 through Item 14), the Registrant hereby incorporates by reference the Statement of Additional Information included in its Registration Statement on Form N-14 (Registration No. 33-99010), as originally filed with the Securities and Exchange Commission on November 3, 1995. In further response to Item 14, the Registrant adds the following subsection under the section of said Statement of Additional Information captioned "Historical and Pro Forma Financial Statements."

         HISTORICAL FINANCIAL STATEMENTS OF CASH RESERVE PORTFOLIO

                 The following financial statements and footnotes thereto of the Cash Reserve Portfolio ("Cash Reserve") and of the Hub, together with, in the case of year-end financial statements, the Reports of the Independent Accountants thereon, are incorporated herein by reference from Cash Reserve Portfolio's 1994 Annual Report to Shareholders and its Semi-Annual Report to Shareholders dated June 30, 1995.

                 1. Financial Highlights for Cash Reserve for the period from April 5, 1993 (commencement of operations) through December 31, 1993 (audited), for the year ended December 31, 1994 (audited), and for the six-month period ended June 30, 1995 (unaudited).

                 2. Statements of Assets and Liabilities for each of Cash Reserve and the Hub as of December 31, 1994 (audited) and as of June 30, 1995 (unaudited).

                 3. Statements of operations for each of Cash Reserve and the Hub for the year ended December 31, 1994 (audited) and for the six-month period ended June 30, 1995 (unaudited).

                 4. Statements of Changes in Net Assets for each of Cash Reserve and the Hub for the period from April 5, 1993 (commencement of operations) through December 31, 1993 (audited), for the year ended December 31, 1994 (audited), and for the six-month period ended June 30, 1995 (unaudited).

                 5. Schedule of Investments of the Hub as of December 31, 1994 (audited) and as of June 30, 1995 (unaudited).

                 6.       Notes to Financial Statements.

         Copies of Cash Reserve's 1994 Annual Report to Shareholders and its Semi-Annual Report to Shareholders dated June 30, 1995 may be obtained free of charge from Ziegler upon request.

PART C - OTHER INFORMATION

         In response to Part C of Form N-14, the Registrant hereby incorporates by reference the Part C - Other Information included in its Registration Statement on Form N-14 (Registration No. 33-99010), as originally filed with the Securities and Exchange Commission on November 3, 1995.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of West Bend, in the State of Wisconsin, on the 30th day of November, 1995.

                  PRINCIPAL PRESERVATION PORTFOLIOS, INC.


                  By:   /s/ R. D. Ziegler
                     -----------------------------------------------------------
                            R. D. Ziegler, President and Chief Executive Officer


         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on the 30th day of November, 1995 by the following persons in the capacities indicated.

                 SIGNATURE                                             TITLE
                 ---------                                             -----
  /s/ R. D. Ziegler                          Director and President (Chief Executive Officer)
 --------------------------------------
 R. D. Ziegler

  /s/ Robert J. Tuszynski                    Director and Vice President (Chief Financial Officer)
 --------------------------------------
 Robert J. Tuszynski

  /s/ Jay Ferrara                            Treasurer (Chief Accounting Officer)
 --------------------------------------
 Jay Ferrara

  Richard H. Aster*                          Director
 --------------------------------------
 Richard H. Aster

                                             Director
 --------------------------------------
 August J. English

  Stephen A. Roell*                          Director
 --------------------------------------
 Stephen A. Roell

*By:  /s/ Robert J. Tuszynski
     ----------------------------------------------------
         Robert J. Tuszynski, pursuant to
         power of attorney included on Signature
         Page of Registration Statement as
         originally filed on November 3, 1995